Management of financial risks and fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Cash, cash equivalents and short-term investments	€ 119,836	€ 151,637	€ 218,865
Percentage of revenue denominated in US dollars	78.00%	88.00%	100.00%
Percentage of payments in US dollars	50.00%	48.00%	64.00%